UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07136

Name of Fund:  BlackRock MuniYield Pennsylvania Insured Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield Pennsylvania Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield Pennsylvania Insured Fund


Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                       Value
Pennsylvania - 125.9%   $ 4,650    Allegheny County, Pennsylvania, GO, Series C-60, 5% due 11/01/2032 (e)              $    4,862

                          2,000    Allegheny County, Pennsylvania, Hospital Development Authority, Health Center
                                   Revenue Bonds (University of Pittsburgh Medical Center Health System), Series B,
                                   6% due 7/01/2026 (f)                                                                     2,371

                          1,000    Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage
                                   Revenue Bonds, AMT, Series TT, 5% due 5/01/2035 (d)                                        989

                          5,000    Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds, 5%
                                   due 12/01/2037 (c)                                                                       5,201

                          5,000    Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Refunding
                                   Bonds, Series A, 5% due 12/01/2030 (f)                                                   5,200

                          2,115    Chambersburg, Pennsylvania, Area School District, GO, 5.25% due 3/01/2026 (c)            2,252

                          2,500    Chambersburg, Pennsylvania, Area School District, GO, 5.25% due 3/01/2027 (c)            2,659

                          4,000    Chambersburg, Pennsylvania, Area School District, GO, 5.25% due 3/01/2029 (c)            4,249

                          1,750    Chester County, Pennsylvania, Health and Education Facilities Authority, Revenue
                                   Refunding Bonds (Devereux Foundation), 5% due 11/01/2031                                 1,751

                          5,500    Delaware County, Pennsylvania, IDA, Revenue Bonds (Pennsylvania Suburban Water
                                   Company Project), AMT, Series A, 5.15% due 9/01/2032 (a)                                 5,637

                          4,770    Delaware County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds (Aqua
                                   Pennsylvania Inc. Project), AMT, Series B, 5% due 11/01/2036 (c)                         4,854

                          1,500    Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue
                                   Bonds, 5.75% due 7/01/2032                                                               1,742

                          8,850    Erie County, Pennsylvania, Convention Center Authority, Convention Center Hotel
                                   Revenue Bonds, 5% due 1/15/2036 (c)                                                      9,111

                          5,000    Erie County, Pennsylvania, Hospital Authority Revenue Bonds (Hamot Health Foundation),
                                   5% due 11/01/2035 (h)                                                                    5,160

                          1,100    Erie, Pennsylvania, Water Authority, Revenue Refunding Bonds, VRDN, Series A, 3.60%
                                   due 12/01/2036 (e)(l)                                                                    1,100

                          4,000    Gettysburg, Pennsylvania, Municipal Authority, College Revenue Refunding Bonds, 5%
                                   due 8/15/2023 (f)                                                                        4,068


Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield Pennsylvania Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDR          Economic Development Revenue Bonds
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
PCR          Pollution Control Revenue Bonds
S/F          Single-Family
VRDN         Variable Rate Demand Notes



BlackRock MuniYield Pennsylvania Insured Fund


Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                       Value
Pennsylvania           $  4,000    Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster
(concluded)                        General Hospital Project), 5.50% due 9/15/2013 (j)                                  $    4,343

                          5,000    Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                   Utilities Corporation Project), Series A, 4.70% due 9/01/2029 (c)                        5,018

                          1,265    Monroe County, Pennsylvania, Hospital Authority Revenue Refunding Bonds (Pocono
                                   Medical Center), 5.125% due 1/01/2037                                                    1,249

                            100    New Garden General Authority, Pennsylvania, Revenue Bonds (Municipal Pooled
                                   Financing Program II), VRDN, 3.60% due 12/01/2033 (e)(l)                                   100

                          2,675    North Allegheny, Pennsylvania, School District, GO, Series C, 5.25% due 5/01/2027 (e)    2,821

                          4,065    Northampton Borough, Pennsylvania, Municipal Authority, Water Revenue Bonds, 5%
                                   due 5/15/2014 (f)(j)                                                                     4,329

                            935    Northampton Borough, Pennsylvania, Municipal Authority, Water Revenue Bonds, 5% due
                                   5/15/2034 (f)                                                                              964

                          1,585    Northeastern York School District, Pennsylvania, GO, Series B, 5% due 4/01/2032 (c)      1,654

                          6,000    Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                                   (Aqua Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)                          6,102

                          3,055    Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due 7/15/2012 (c)(j)      3,282

                          1,200    Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue
                                   Bonds (Waste Management Inc. Project), AMT, Series A, 5.10% due 10/01/2027               1,175

                          2,500    Pennsylvania HFA, Revenue Bonds, DRIVERS, AMT, Series 1248Z, 6.51% due
                                   10/01/2009 (f)(i)(p)                                                                     2,550

                          5,000    Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 92-A, 4.75%
                                   due 4/01/2031                                                                            4,800

                          3,000    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (UPMC
                                   Health System), Series A, 6% due 1/15/2022                                               3,206

                          4,305    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (York
                                   College of Pennsylvania Project), Series EE1, 5% due 11/01/2033 (g)                      4,452

                          8,845    Pennsylvania State Higher Educational Facilities Authority, State System Revenue
                                   Bonds, Series AE, 4.75% due 6/15/2032 (f)                                                8,934

                          7,000    Pennsylvania State IDA, EDR, Refunding, 5.50% due 7/01/2020 (a)                          7,512

                          1,085    Pennsylvania State Public School Building Authority, Revenue Bonds (Lehigh Career
                                   and Technical Institute), 5.125% due 4/01/2013 (c)(j)                                    1,153

                          2,000    Pennsylvania State Public School Building Authority, Revenue Bonds (Lehigh Career
                                   and Technical Institute), 5.25% due 4/01/2013 (c)(j)                                     2,139

                          1,980    Pennsylvania State Public School Building Authority, School and Capital Appreciation
                                   Revenue Bonds (Corry Area School District), 4.85% due 12/15/2022 (e)(n)                    983

                          1,980    Pennsylvania State Public School Building Authority, School and Capital Appreciation
                                   Revenue Bonds (Corry Area School District), 4.87% due 12/15/2023 (e)(n)                    933

                          1,980    Pennsylvania State Public School Building Authority, School and Capital Appreciation
                                   Revenue Bonds (Corry Area School District), 4.89% due 12/15/2024 (e)(n)                    886

                          1,980    Pennsylvania State Public School Building Authority, School and Capital Appreciation
                                   Revenue Bonds (Corry Area School District), 4.92% due 12/15/2025 (e)(n)                    842

                          6,300    Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                   (The School District of Philadelphia Project), 5% due 6/01/2013 (e)(j)                   6,666

                          4,000    Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue
                                   Refunding Bonds (Philadelphia Airport System Project), AMT, Series A, 5.50% due
                                   7/01/2017 (c)                                                                            4,204

                          3,655    Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue
                                   Refunding Bonds (Philadelphia Airport System Project), AMT, Series A, 5.50% due
                                   7/01/2018 (c)                                                                            3,836

                          9,125    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                   Bonds (City of Philadelphia Project), Series A, 5.375% due 2/15/2027 (f)                 9,295

                          3,000    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                   Bonds, Series B, 5.50% due 10/01/2020 (e)                                                3,193

                          4,680    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                   Bonds, Series B, 5.50% due 10/01/2021 (e)                                                4,966

                         10,000    Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 General Ordinance,
                                   4th Series, 5% due 8/01/2032 (e)                                                        10,229

                          3,000    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                   Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65% due
                                   12/01/2019 (b)                                                                           3,540

                          3,000    Philadelphia, Pennsylvania, Housing Authority Revenue Bonds (Capital Fund Program),
                                   Series A, 5.50% due 12/01/2018 (e)                                                       3,204

                          4,645    Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT,
                                   Series B, 5% due 4/15/2027 (c)                                                           4,752

                          1,750    Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                   Transformation), Series A, 5.50% due 4/15/2022 (c)                                       1,849

                          5,000    Philadelphia, Pennsylvania, School District, GO, Series D, 5.125% due
                                   6/01/2014 (c)(j)                                                                         5,364

                          3,700    Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds,
                                   Series B, 4.75% due 11/01/2031 (a)                                                       3,730

                            100    Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                   3.61% due 6/15/2023 (e)(l)                                                                 100

                          8,245    Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System Revenue
                                   Bonds, First Lien, 5% due 9/01/2015 (f)(j)                                               8,808

                          3,680    Reading, Pennsylvania, Area Water Authority, Water Revenue Bonds, 5% due
                                   12/01/2027 (e)                                                                           3,851

                          6,000    Reading, Pennsylvania, School District, GO, 5% due 1/15/2029 (e)                         6,243

                          2,010    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                   (Guthrie Healthcare System), Series A, 5.875% due 12/01/2011 (j)                         2,185

                            590    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                   (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                               620

                          6,145    Shaler Area School District, Pennsylvania, Capital Appreciation, GO, 4.765%
                                   due 9/01/2030 (g)(n)                                                                     2,042

                          2,000    Southcentral General Authority, Pennsylvania, Revenue Bonds (York College of
                                   Pennsylvania Project), 5% due 5/01/2037 (g)                                              2,072

                          2,570    Westmoreland County, Pennsylvania, Municipal Authority, Municipal Service Revenue
                                   Bonds, 5.25% due 8/15/2015 (e)(j)                                                        2,794

                          1,040    York, Pennsylvania, City School District, GO, Series A, 5.25% due 6/01/2022 (g)          1,112


Guam - 1.4%               2,500    A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                   AMT, Series C, 5% due 10/01/2023 (f)                                                     2,553


Puerto Rico - 11.7%      10,795    Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034            10,984

                          2,500    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                   Bonds, Series I, 5.50% due 7/01/2025                                                     2,679

                          5,000    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                   Bonds, Series I, 5.375% due 7/01/2034                                                    5,260

                          7,000    Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                   Series A, 5.01% due 8/01/2043 (f)(n)                                                     1,212

                            700    Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                   Series A, 5.25% due 8/01/2057                                                              733

                                   Total Municipal Bonds (Cost - $240,911) - 139.0%                                       248,709



                                   Municipal Bonds Held in Trust (o)
Pennsylvania - 32.9%      7,000    Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds
                                   (Pennsylvania American Water Company Project), AMT, Series A, 5.10% due
                                   9/01/2034 (a)                                                                            7,162

                         15,000    Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                   (The School District of Philadelphia Project), 5.25% due 6/01/2013 (e)(j)               16,064

                         15,000    Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds,
                                   Sub-Series B, 5.50% due 12/01/2013 (f)(j)                                               16,352

                          7,800    Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.50%
                                   due 12/01/2031 (a)                                                                       8,449

                         10,000    Philadelphia, Pennsylvania, School District, GO, Series B, 5.625% due
                                   8/01/2012 (c)(j)                                                                        10,805

                                   Total Municipal Bonds Held in Trust (Cost - $56,503) - 32.9%                            58,832



                         Shares
                           Held    Short-Term Securities
                            185    CMA Pennsylvania Municipal Money Fund, 3.03% (k)(m)                                        185

                                   Total Short-Term Securities (Cost - $185) - 0.1%                                           185

                                   Total Investments (Cost - $297,599*) - 172.0%                                          307,726
                                   Other Assets Less Liabilities - 0.5%                                                       908
                                   Liability for Trust Certificates, Including Interest Expense Payable - (15.5%)        (27,665)
                                   Preferred Shares, at Redemption Value - (57.0%)                                      (102,071)
                                                                                                                       ----------
                                   Net Assets Applicable to Common Shares - 100.0%                                     $  178,898
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $            270,605
                                               ====================
    Gross unrealized appreciation              $             10,278
    Gross unrealized depreciation                             (557)
                                               --------------------
    Net unrealized appreciation                $              9,721
                                               ====================

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) XL Capital Insured.

(h) CIFG Insured.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Prerefunded.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA Pennsylvania Municipal Money Fund         119              $19


(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(m) Represents the current yield as of July 31, 2007.

(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(p) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

  o Forward interest rate swaps outstanding as of July 31, 2007 were as follows:

                                                                Unrealized
                                                Notional       Appreciation
                                                 Amount       (Depreciation)

    Pay a fixed rate of 3.834% and receive
    a floating rate based on 1-Week Bond
    Market Association Rate

    Broker, JPMorgan Chase
    Expires August 2017                          $15,000        $     78,390

    Pay a fixed rate of 3.911% and receive
    a floating rate based on 1-Week Bond
    Market Association Rate

    Broker, JPMorgan Chase
    Expires September 2017                       $ 9,000             (5,166)

    Pay a fixed rate of 4.002% and receive
    a floating rate based on 1-Week Bond
    Market Association Rate

    Broker, JPMorgan Chase
    Expires October 2017                         $29,000           (197,171)
                                                                ------------
    Total                                                       $  (123,947)
                                                                ============


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Pennsylvania Insured Fund


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Pennsylvania Insured Fund


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Pennsylvania Insured Fund


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield Pennsylvania Insured Fund


Date: September 20, 2007